UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05820

Helios Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.4%
U.S. Government Agency Collateralized Mortgage Obligations - 0.7%
Federal National Mortgage Association
Series 2010-6, Class C [8]	4.50%	02/25/40	$296	$296,804
Series 1997-79, Class PL	6.85	12/18/27	440	510,961
Series 1998-W6, Class B3 [1,5]	7.09	10/25/28	627	363,749

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $1,277,849)				1,171,514

U.S. Government Agency Pass-Through Certificates - 13.7%
Federal Home Loan Mortgage Corporation
Pool C53494	7.50	06/01/31	47	55,334
Pool C56878	8.00	08/01/31	112	133,739
Pool C58516	8.00	09/01/31	43	50,750
Pool C59641 [8]	8.00	10/01/31	339	402,633
Pool C55166	8.50	07/01/31	110	131,960
Pool C55167	8.50	07/01/31	71	86,140
Pool C55168	8.50	07/01/31	77	92,791
Pool C55169	8.50	07/01/31	66	79,356
Pool G01466 [8]	9.50	12/01/22	697	798,097
Pool 555538 [8]	10.00	03/01/21	386	419,728
Federal National Mortgage Association	5.00	TBA	7,200	7,755,754
Pool 555933 [8]	7.00	06/01/32	3,593	4,144,211
Pool 645912 [8]	7.00	06/01/32	767	885,323
Pool 645913 [8]	7.00	06/01/32	913	1,052,978
Pool 784369	7.50	07/01/13	179	187,909
Pool 789284	7.50	05/01/17	148	150,093
Pool 827853	7.50	10/01/29	213	248,751
Pool 545990 [8]	7.50	04/01/31	1,293	1,505,582
Pool 255053 [8]	7.50	12/01/33	222	261,379
Pool 735576 [8]	7.50	11/01/34	1,344	1,573,412
Pool 896391 [8]	7.50	06/01/36	602	693,869
Pool 398800	8.00	06/01/12	47	47,696
Pool 735800 [8]	8.00	01/01/35	856	1,003,761
Pool 852865 [8]	9.00	07/01/20	990	1,167,902
Pool 545436 [8]	9.00	10/01/31	402	477,925
Pool 458132 [8]	9.29	03/15/31	1,211	1,433,845

Total U.S. Government Agency Pass-Through Certificates
(Cost - $23,240,196)				24,840,918

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $24,518,045)				26,012,432

ASSET-BACKED SECURITIES - 21.3%
Housing Related Asset-Backed Securities - 19.2%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65	05/15/21	5,525	4,643,735
ACE Securities Corp.
Series 2003-MH1, Class A4 [1,5]	6.50	08/15/30	763	842,785
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 [2,4,12]	0.39	03/25/36	2,372	1,661,069
Citicorp Residential Mortgage Securities, Inc.
Series 2007-1, Class A5 [3,12]	6.05/6.55	03/25/37	2,940	2,263,800
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	09/01/33	356	388,954
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-MH3, Class A [3]	6.70/7.20	12/25/31	278	296,762
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF10, Class A4 [2,4,12]	0.54	11/25/35	2,370	1,866,636

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
Green Tree
Series 2008-MH1, Class A3 [1,5]	8.97%	04/25/38	$2,569	$2,787,000
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	1,761	1,950,331
Series 1997-7, Class A7	6.96	07/15/29	1,342	1,463,126
Series 1997-6, Class A9	7.55	01/15/29	1,332	1,477,952
JP Morgan Mortgage Acquisition Corp.
Series 2006-CW2, Class AF5 [3,11,12]	6.34/6.84	08/25/36	311	151,224
Mid-State Trust
Series 2010-1, Class M [1,5]	5.25	12/15/45	820	833,556
Series 2004-1, Class A [8]	6.01	08/15/37	910	940,995
Series 10, Class B	7.54	02/15/36	1,245	1,143,181
Series 2004-1, Class M2	8.11	08/15/37	1,823	1,838,360
Series 4, Class A [6,8]	8.33	04/01/30	772	776,769
Morgan Stanley ABS Capital, Inc.
Series 2006-WMC2, Class A2C [2,4,12]	0.37	07/25/36	3,519	1,088,526
Series 2006-HE1, Class A3 [2,4,12]	0.40	01/25/36	847	774,804
Newcastle Investment Trust
Series 2010-MH1, Class A [1,5]	4.50	07/10/35	2,331	2,389,941
Origen Manufactured Housing
Series 2005-B, Class A4	5.91	01/15/37	1,229	1,283,461
Renaissance Home Equity Loan Trust
Series 2007-3, Class AF3 [3,11,12]	7.24/7.74	09/25/37	804	454,135
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 [2,4,12]	0.38	10/25/36	2,624	1,423,520
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	09/07/31	2,000	2,034,148

Total Housing Related Asset-Backed Securities
(Cost - $36,258,133)				34,774,770

Collateralized Debt Obligations - 2.1%
Anthracite CDO I Limited
Series 2002-CIBA, Class CFL [1,2,5]
(Cost - $5,000,000)	1.47	05/24/37	5,000	3,800,000
Franchise Securities - 0.0%
Franchisee Loan Receivable Trust
Series 1995-B, Class A [1,5,6,11]
(Cost - $677,198)	10.25	10/01/15	677	42,269

Non-Housing Related Asset-Backed Securities - 0.0%
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A [6,11]
(Cost - $11,317)	0.00	10/01/12	2,263	1

Total ASSET-BACKED SECURITIES
(Cost - $41,946,648)				38,617,040

COMMERCIAL MORTGAGE-BACKED SECURITIES - 65.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4 [8]	5.36	10/10/45	2,290	2,404,102
Series 2005-6, Class AJ [2]	5.37	09/10/47	2,450	2,214,065
Series 2006-2, Class J [1,5,11]	5.48	05/10/45	332	13,779
Series 2007-2, Class A4 [2,8]	5.82	04/10/49	3,680	3,884,704
Series 2007-2, Class K [1,2,5,11]	5.83	04/10/49	4,321	60,500
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H [1,2,5]	5.62	03/11/39	1,700	438,246
Series 2007-PW16, Class B [1,2,5]	5.91	06/11/40	4,970	2,454,683
Series 2007-PW16, Class C [1,2,5]	5.91	06/11/40	3,710	1,450,239
Series 2007-PW16, Class D [1,2,5]	5.91	06/11/40	2,590	911,421
Series 2007-PW17, Class AM [8]	5.92	06/11/50	3,980	3,472,936
Series 2007-T28, Class F [1,2,5]	6.16	09/11/42	250	112,576

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class AM [2,8]	5.89%	12/10/49	$5,130	$4,656,660
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 [8]	5.32	12/11/49	4,350	4,519,145
Series 2006-CD2, Class J [1,2,5,11]	5.63	01/15/46	1,000	33,700
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 [1,5]	6.75	06/20/31	1,052	1,134,728
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class J [1,5]	4.65	11/15/37	1,000	301,270
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5,11]	5.15	09/15/39	684	2,736
Series 2006-C4, Class M [1,5,11]	5.15	09/15/39	754	1,885
Series 2006-C5, Class AM	5.34	12/15/39	5,310	4,669,922
Series 2006-C5, Class E [6]	5.54	12/15/39	9,025	2,707,500
Series 2007-C2, Class A3 [8]	5.54	01/15/49	4,454	4,692,231
Series 2006-C1, Class K [1,2,5]	5.59	02/15/39	4,715	957,343
Series 2010-RR1, Class 2B [1,5]	5.70	09/15/40	380	342,342
Series 2007-C3, ClassA4 [2]	5.90	06/15/39	410	425,990
Series 2006-C3, Class AJ [2,6]	6.01	06/15/38	440	338,800
Series 2006-C4, Class K [1,2,5,11]	6.29	09/15/39	4,950	34,650
CW Capital Cobalt Ltd.
Series 2007-C3, Class AM [2]	6.01	05/15/46	590	485,372
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B	4.97	12/10/41	1,300	1,130,058
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 [8]	5.44	03/10/39	4,000	4,237,600
Series 2007-GG9, Class AM	5.48	03/10/39	920	789,136
Series 2007-GG11, Class A4 [8]	5.74	12/10/49	4,170	4,386,998
Series 2006-GG7, Class AJ [2]	6.07	07/10/38	480	379,230
Series 2006-GG7, Class AM [2,8]	6.07	07/10/38	4,500	4,244,094
Series 2007-GG11, Class AJ [2,6]	6.20	12/10/49	160	84,800
Series 2007-GG11, Class E [2,11]	6.30	12/10/49	7,440	1,636,800
GS Mortgage Securities Trust
Series 2007-GG10, Class A4 [2,8]	5.98	08/10/45	3,400	3,617,087
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class G [1,2,5,11]	5.91	06/12/47	1,200	53,640
Series 2007-LD11, Class J [1,2,5,11]	6.00	06/15/49	511	12,773
Series 2007-LD11, Class K [1,2,5,11]	6.00	06/15/49	939	18,819
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class AM	5.38	11/15/38	2,060	1,859,836
Series 2007-C1, Class A4 [8]	5.42	02/15/40	4,350	4,635,878
Series 2007-C1, Class AJ	5.48	02/15/40	460	331,871
Series 2007-C1, Class C [6]	5.53	02/15/40	1,300	689,000
Series 2007-C1, Class D [6]	5.56	02/15/40	240	108,000
Series 2002-C2, Class L [1,5]	5.68	07/15/35	5,300	4,937,427
Series 2007-C7, Class A3 [8]	5.87	09/15/45	3,110	3,325,719
LNR CDO V Limited
Series 2007-1A, Class F [1,2,5,11]	1.67	12/26/49	3,750	0
Morgan Stanley Capital I, Inc.
Series 2007-IQ13, Class A4 [8]	5.36	03/15/44	2,610	2,727,241
Series 2007-IQ13, Class AM	5.41	03/15/44	3,270	2,773,712
Series 2006-T21, Class H [1,2,5]	5.49	10/12/52	1,500	330,000
Series 2006-IQ11, Class J [1,5,11]	5.53	10/15/42	256	15,360
Series 2007-HQ13, Class A3 [8]	5.57	12/15/44	4,528	4,675,251
Series 2007-IQ14, Class A4 [8]	5.69	04/15/49	4,950	5,193,787
Series 2006-HQ9, Class A4 [8]	5.73	07/12/44	2,170	2,394,395
Series 2007-T27, Class A4 [2,8]	5.79	06/11/42	3,610	4,009,461
Series 2008-T29, Class A4 [2,8]	6.46	01/11/43	2,000	2,302,108
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F [1,2,5]	6.12	11/13/36	2,148	1,804,320

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-TOP9, Class G [1,2,5]	6.39%	11/13/36	$3,412	$2,794,206
Morgan Stanley Reremic Trust
Series 2009-GG10, Class A4B [1,2,5]	5.98	08/12/45	300	284,763
Series 2010-GG10, Class A4B [1,2,5]	5.98	08/15/45	860	816,321
Vornado DP LLC
Series 2010-VNO, Class D [1,5]	6.36	09/13/28	680	643,961
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H [1,2,5]	5.69	10/15/41	4,000	2,162,444
Series 2004-C14, Class G [1,2,5]	5.84	08/15/41	2,200	1,892,000
Series 2007-C32, Class A3 [2,8]	5.93	06/15/49	3,810	4,007,922

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $136,893,710)				118,027,543

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 24.7%
Subordinated Collateralized Mortgage Obligations - 24.7%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	425	428,782
Banc of America Funding Corp.
Series 2003-3, Class B4	5.47	10/25/33	527	377,700
Series 2003-3, Class B5	5.47	10/25/33	527	301,015
Series 2003-3, Class B6 [9]	5.47	10/25/33	529	31,226
Banc of America Mortgage Securities, Inc.
Series 2005-5, Class 30B4 [9,11]	5.50	06/25/35	446	4
Series 2007-1, Class 1A26	6.00	03/25/37	1,096	971,225
Chase Mortgage Finance Corp.
Series 2007-S2, Class 1A8	6.00	03/25/37	338	300,042
Citicorp Mortgage Securities, Inc.
Series 2007-2, Class 1A3	6.00	02/25/37	1,513	1,482,740
Series 2007-8, Class 1A3 [11]	6.00	09/25/37	118	115,020
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A [2]	5.79	03/25/37	394	338,447
Series 2006-AR6, Class 1A1 [2,6]	5.88	08/25/36	373	322,103
Series 2004-NCM2, Class 1CB2 [6]	6.75	08/25/34	60	62,127
Countrywide Alternative Loan Trust
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,202	817,434
Series 2006-24CB, Class A1	6.00	06/25/36	469	376,755
Series 2006-41CB, Class 2A14 [12]	6.00	01/25/37	754	546,198
Series 2007-11T1, Class A21	6.00	05/25/37	359	235,827
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J13, Class B3 [6,11]	5.23	01/25/34	311	128,669
Series 2003-J13, Class B4 [6,11]	5.23	01/25/34	467	123,411
Series 2003-J13, Class B5 [9,11]	5.23	01/25/34	187	5,613
Series 2003-57, Class B3	5.50	01/25/34	372	58,286
Series 2005-27, Class 2A1	5.50	12/25/35	746	661,945
Series 2007-5, Class A29	5.50	05/25/37	1,555	1,411,956
Series 2006-21, Class A11	5.75	02/25/37	1,190	963,900
Series 2004-18, Class A1	6.00	10/25/34	368	363,838
Series 2004-21, Class A10 [11]	6.00	11/25/34	624	630,589
Series 2006-1, Class A2 [6]	6.00	03/25/36	182	152,652
Series 2008-2R, Class A1	6.00	12/25/36	352	337,367
Series 2007-10, Class A5 [11]	6.00	07/25/37	1,768	1,374,797
Series 2007-14, Class A6	6.00	09/25/37	490	453,993
Series 2007-15, Class 2A2	6.50	09/25/37	431	348,371
First Horizon Asset Securities, Inc.
Series 2006-2, Class 1A3 [6]	6.00	08/25/36	620	605,306
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3 [2]	0.72	06/25/30	124	61,976
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	1,345	1,279,687
Series 2005-AR4, Class 6A1 [2]	5.25	07/25/35	590	571,893

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-9, Class B11 [1,2,4,5,11]	1.96%	06/20/35	$724	$18,109
JP Morgan Mortgage Trust
Series 2003-A2, Class B4 [2]	3.39	11/25/33	274	192,607
Series 2006-S3, Class 1A10	6.50	08/25/36	1,503	1,323,653
Series 2006-S3, Class 1A12	6.50	08/25/36	139	130,333
Series 2006-S3, Class 1A30	6.50	08/25/36	283	258,788
RESI Finance LP
Series 2004-B, Class B5 [1,2,5]	1.76	02/10/36	2,196	1,185,830
Residential Accredit Loans, Inc.
Series 2007-QS6, Class A2 [2,11]	53.76	04/25/37	522	1,030,459
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25	02/25/34	412	264,462
Series 2004-S1, Class B3	5.25	02/25/34	71	3,961
Series 2003-S7, Class A7	5.50	05/25/33	931	959,716
Series 2003-S7, Class B2	5.50	05/25/33	360	197,657
Series 2003-S7, Class B3 [9]	5.50	05/25/33	484	67,696
Series 2003-S2, Class B1 [1,5]	5.75	02/25/33	163	89,681
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7 [1,2,5]	3.31	09/10/37	3,616	126,572
Series 2004-C, Class B7 [1,2,5]	3.71	09/10/36	1,035	491,971
Series 2003-D, Class B7 [1,2,5]	5.96	12/10/35	1,072	534,115
Series 2003-CB1, Class B8 [1,2,5]	6.96	06/10/35	927	618,647
Series 2004-A, Class B10 [1,2,5,6]	11.71	02/10/36	534	249,556
Structured Asset Securities Corp.
Series 2003-10, Class A	6.00	04/25/33	329	344,013
WaMu Mortgage Pass Through Certificates
Series 2007-HY3, Class 1A1 [2]	5.19	03/25/37	341	242,771
Series 2003-S1, Class B4 [1,5]	5.50	04/25/33	171	137,678
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-5, Class 3A3 [3,11]	6.22/6.72	07/25/36	928	488,554
Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE, Class 2A1 [2]	2.72	12/25/34	320	304,922
Series 2003-N, Class 1A1 [2]	4.56	12/25/33	839	860,271
Series 2005-AR16, Class 7A1 [2]	5.20	10/25/35	1,178	1,110,315
Series 2006-AR15, Class A1 [2]	5.35	10/25/36	991	814,639
Series 2006-AR1, Class 2A2 [2]	5.39	03/25/36	234	233,381
Series 2004-6, Class B4	5.50	06/25/34	1,339	120,517
Series 2004-6, Class B 5 [9,11]	5.50	06/25/34	528	158
Series 2006-3, Class A11	5.50	03/25/36	2,341	2,291,827
Series 2007-3, Class 1A10	5.50	04/25/37	2,081	1,882,768
Series 2007-4, Class A21	5.50	04/25/37	2,193	1,987,097
Series 2007-9, Class 1A3	5.50	07/25/37	224	219,568
Series 2007-12, Class A6	5.50	09/25/37	295	273,837
Series 2006-AR12, Class 2A1 [2]	5.87	09/25/36	127	113,105
Series 2006-8, Class A15	6.00	07/25/36	1,455	1,379,465
Series 2006-11, Class A8	6.00	09/25/36	651	603,646
Series 2007-6, Class A6	6.00	05/25/37	467	423,448
Series 2007-7, Class A38	6.00	06/25/37	505	471,430
Series 2007-7, Class A6	6.00	06/25/37	407	392,512
Series 2007-7, Class A7 [6]	6.00	06/25/37	350	322,955
Series 2007-10, Class 1A5	6.00	07/25/37	348	330,868
Series 2007-10, Class 1A1	6.00	07/25/37	440	424,890
Series 2007-8, Class 1A22	6.00	07/25/37	185	176,527
Series 2007-8, Class 2A2	6.00	07/25/37	1,222	1,167,621
Series 2007-11, Class A14	6.00	08/25/37	1,062	970,907
Series 2007-13, Class A7	6.00	09/25/37	896	844,921
Series 2007-14, Class 1A1	6.00	10/25/37	958	919,638

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-AR5, Class A1 [2]	6.09%	10/25/37	$437	$372,380
Series 2005-18, Class 2A10 [2]	21.93	01/25/36	390	515,490

Total Subordinated Collateralized Mortgage Obligations
(Cost - $54,488,547)				44,726,826

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $54,488,547)				44,726,826

INTEREST ONLY SECURITIES - 2.2%
Commercial Mortgage Pass Through Certificates	3.94	07/16/34	10,000	1,799,030
Series 2001-J2A, Class EIO [1,2,5,10]
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 [1,2,5,10]	1.91	05/10/36	66,352	1,352,446
Vendee Mortgage Trust
Series 1997-2, Class IO [2,10]	0.06	06/15/27	19,454	39,745
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 [1,2,5,10]	1.73	11/15/34	68,446	810,403

Total INTEREST ONLY SECURITIES
(Cost - $3,901,652)				4,001,624

HIGH YIELD CORPORATE BONDS - 15.9%
Basic Industry - 2.6%
Arch Coal, Inc. [8]	8.75	08/01/16	300	323,250
Cascades, Inc.	7.88	01/15/20	350	336,875
CONSOL Energy, Inc. [8]	8.25	04/01/20	300	322,500
Domtar Corp. [8]	10.75	06/01/17	400	498,000
Georgia-Pacific LLC [8]	7.25	06/01/28	300	330,064
Huntsman International LLC	5.50	06/30/16	300	289,125
Nalco Co. [1,5]	6.63	01/15/19	300	330,000
PE Paper Escrow GmbH [1,5]	12.00	08/01/14	300	324,000
Solutia, Inc.	8.75	11/01/17	300	318,750
Steel Dynamics, Inc. [8]	7.63	03/15/20	300	317,250
Tembec Industries, Inc.	11.25	12/15/18	300	295,500
United States Steel Corp. [8]	7.00	02/01/18	350	336,000
Westlake Chemical Corp. [8]	6.63	01/15/16	400	407,500
Xerium Technologies, Inc. [1,5]	8.88	06/15/18	350	334,250

Total Basic Industry
(Cost - $4,544,094)				4,763,064

Capital Goods - 1.0%
Coleman Cable, Inc.	9.00	02/15/18	300	299,250
Crown Cork & Seal Company, Inc.	7.38	12/15/26	350	343,000
Masonite International Corp. [1,5]	8.25	04/15/21	350	322,000
Owens-Illinois, Inc. [8]	7.80	05/15/18	400	413,000
Polymer Group, Inc. [1,5]	7.75	02/01/19	350	346,500

Total Capital Goods
(Cost - $1,735,970)				1,723,750

Consumer Cyclical - 1.4%
ACCO Brands Corp. [8]	10.63	03/15/15	300	328,125
ACE Hardware Corp. [1,5,8]	9.13	06/01/16	400	420,000
Levi Strauss & Co.	7.63	05/15/20	300	291,750
Limited Brands, Inc. [8]	7.60	07/15/37	300	288,000
Phillips-Van Heusen Corp.	7.38	05/15/20	300	314,250
Pittsburgh Glass Works LLC [1,5]	8.50	04/15/16	350	335,125
Tenneco, Inc.	6.88	12/15/20	130	131,950
Visteon Corp. [1,5,8]	6.75	04/15/19	350	329,000

Total Consumer Cyclical
(Cost - $2,426,060)				2,438,200

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Consumer Non-Cyclical - 1.0%
C&S Group Enterprises LLC [1,5]	8.38%	05/01/17	$300	$308,250
Cott Beverages, Inc.	8.13	09/01/18	350	362,250
FGI Operating Co., Inc.	10.25	08/01/15	270	286,200
Jarden Corp.	7.50	05/01/17	300	306,750
Rite Aid Corp.	9.75	06/12/16	300	322,125
TreeHouse Foods, Inc.	7.75	03/01/18	250	261,563

Total Consumer Non-Cyclical
(Cost - $1,817,783)				1,847,138

Energy - 3.3%
Calfrac Holdings LP [1,5]	7.50	12/01/20	300	291,000
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	300	310,500
EV Energy Partners LP/EV Energy Finance Corp. [1,5]	8.00	04/15/19	350	343,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	06/15/20	195	194,025
Frac Tech Services LLC/Frac Tech Finance, Inc. [1,5]	7.13	11/15/18	300	310,500
Frontier Oil Corp.	8.50	09/15/16	300	316,500
Hercules Offshore, Inc. [1,5]	10.50	10/15/17	250	246,250
Hilcorp Energy I LP/Hilcorp Finance Co. [1,5]	8.00	02/15/20	300	312,000
Key Energy Services, Inc.	6.75	03/01/21	350	343,000
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	300	321,000
McJunkin Red Man Corp.	9.50	12/15/16	300	301,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [8]	8.88	03/15/18	435	439,350
Pioneer Natural Resources Co. [8]	6.65	03/15/17	300	323,590
Plains Exploration & Production Co. [8]	7.63	06/01/18	400	411,000
Precision Drilling Corp.	6.63	11/15/20	300	303,750
Quicksilver Resources, Inc.	11.75	01/01/16	400	441,000
SESI LLC [8]	6.88	06/01/14	400	402,000
Trinidad Drilling Limited [1,5]	7.88	01/15/19	300	306,000

Total Energy
(Cost - $5,807,654)				5,915,965

Media - 1.6%
American Reprographics Company	10.50	12/15/16	350	325,500
Cablevision Systems Corp. [8]	8.63	09/15/17	400	424,000
CCO Holdings LLC/Cap Corp. [8]	8.13	04/30/20	300	317,250
Deluxe Corp. [8]	7.38	06/01/15	400	403,000
Insight Communications Co., Inc. [1,5]	9.38	07/15/18	355	405,587
Lamar Media Corp.	6.63	08/15/15	400	398,000
LIN Television Corp.	6.50	05/15/13	300	291,000
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	350	353,500

Total Media
(Cost - $2,871,119)				2,917,837

Services Cyclical - 2.8%
Associated Materials LLC	9.13	11/01/17	300	264,000
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp.	9.13	08/01/18	350	369,250
CityCenter Holdings LLC/CityCenter Finance Corp. [1,5]	7.63	01/15/16	350	340,375
FireKeepers Development Authority [1,5]	13.88	05/01/15	250	285,000
FTI Consulting, Inc.	7.75	10/01/16	300	305,250
Iron Mountain, Inc. [8]	8.38	08/15/21	500	517,500
Marina District Finance Co., Inc. [8]	9.88	08/15/18	350	336,000
MGM Mirage, Inc.	9.00	03/15/20	400	427,000
MTR Gaming Group, Inc. [1,5]	11.50	08/01/19	95	76,950
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [1,5]	8.88	04/15/17	350	340,375

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Pulte Group, Inc.	6.38%	05/15/33	$300	$225,750
Royal Caribbean Cruises Ltd. [8]	7.25	06/15/16	300	309,750
Scientific Games Corp.	8.13	09/15/18	450	454,500
Standard Pacific Corp.	8.38	05/15/18	300	263,250
The Hertz Corp. [1,5]	7.50	10/15/18	300	294,000
United Rentals North America, Inc.	9.25	12/15/19	300	312,750

Total Services Cyclical
(Cost - $5,280,214)				5,121,700

Services Non-Cyclical - 0.2%
Service Corp. International [8]
(Cost - $391,453)	6.75	04/01/16	400	419,000

Technology & Electronics - 0.4%
First Data Corp. [1,5]	7.38	06/15/19	350	329,000
Freescale Semiconductor, Inc. [1,5]	9.25	04/15/18	300	315,750

Total Technology & Electronics
(Cost - $660,813)				644,750

Telecommunications - 1.4%
Cincinnati Bell, Inc.	8.25	10/15/17	260	259,350
Cincinnati Bell, Inc.	8.38	10/15/20	140	137,900
Citizens Communications Corp. [8]	7.13	03/15/19	300	295,125
Nextel Communications, Inc.	7.38	08/01/15	300	295,125
PAETEC Holding Corp.	8.88	06/30/17	300	320,250
Qwest Capital Funding, Inc. [8]	6.88	07/15/28	300	276,000
Sprint Capital Corp. [8]	8.75	03/15/32	400	410,000
TW Telecom Holdings, Inc.	8.00	03/01/18	190	195,700
Windstream Corp. [8]	7.00	03/15/19	400	392,000

Total Telecommunications
(Cost - $2,559,623)				2,581,450

Utility - 0.2%
Edison Mission Energy	7.00	05/15/17	150	105,000
NRG Energy, Inc.	8.50	06/15/19	300	306,000

Total Utility
(Cost - $402,778)				411,000

Total HIGH YIELD CORPORATE BONDS
(Cost - $28,497,561)				28,783,854

SHORT-TERM INVESTMENT - 0.3%
United States Treasury Bill [7,13]
(Cost - $599,982)	0.03	10/13/11	600	599,983

Total Investments - 143.9%
(Cost - $290,846,145)				260,769,302
Liabilities in Excess of Other Assets - (43.9)%				(79,566,835)

NET ASSETS - 100.0%				$181,202,467

See Notes to Portfolios of Investments.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2011

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2011, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$21,905,023	33.95%
Helios Total Return Fund, Inc.	49,734,382	27.45

2	—	Variable Rate Security - Interest rate shown is the rate in effect as of August 31, 2011.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2011, the total values of all such securities were:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$5,950,940	9.22%
Helios Total Return Fund, Inc.	6,713,918	3.71

7	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

8	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

9	—	Represents the most subordinate class in a trust of mortgage-backed securities that is the next to receive credit loss on the underlying mortgage pools and will continue to receive the credit loss until the subordinated class is paid off.

10	—	Interest rate is based on the notional amount of the underlying mortgage pools.

11	—	The bond is currently in default on its regularly scheduled interest payment.

12	—	Investment in subprime security. As of August 31, 2011, the total values of all such investments were:

Fund	Value	% of Net Assets
Helios Strategic Mortgage Income Fund, Inc.	$4,218,334	6.54%
Helios Total Return Fund, Inc.	10,229,912	5.65

13	—	Portion or entire principal amount delivered as collateral for open futures contracts.

TBA	—	To Be Announced.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	15,215,843	4,650,429	—	—	199,994	20,066,266
Level 3 - Significant Unobservable Inputs	—	9,997,832	45,681,187	18,350,592	—	74,029,611

Total	$15,215,843	$14,648,261	$45,681,187	$18,350,592	$199,994	$94,095,877

Assets	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,742
Level 3 - Significant Unobservable Inputs	—

Total	$2,742

Liabilities	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	(1,062)
Level 3 - Significant Unobservable Inputs	—

Total	$(1,062)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Total
Balance as of November 30, 2010	$10,945,811	$46,277,362	$12,980,059	$70,203,232
Accrued Discounts (Premiums)	(26,892)	(1,137,108)	(935,478)	(2,099,478)
Realized Gain (Loss)	(1,150,164)	1,365,534	182,520	397,890
Change in Unrealized Appreciation (Depreciation)	523,536	907,235	1,829,662	3,260,433
Net Purchases (Sales)	(1,669,189)	(1,731,836)	4,293,829	892,804
Transfers into Level 3	2,213,311	—	—	2,213,311
Transfers out of Level 3	(838,581)	—	—	(838,581)

Balance as of August 31, 2011	$9,997,832	$45,681,187	$18,350,592	$74,029,611

Change in unrealized gains or losses relating to assets still held at reporting date:	$(445,079)	$(875,358)	$1,028,172	$(292,265)

*	Other financial instruments include futures which are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest- Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	26,012,432	17,571,910	—	—	39,745	21,213,442	599,983	65,437,512
Level 3 - Significant Unobservable Inputs	—	21,045,130	118,027,543	44,726,826	3,961,879	7,570,412	—	195,331,790

Total	$26,012,432	$38,617,040	$118,027,543	$44,726,826	$4,001,624	$28,783,854	$599,983	$260,769,302

Assets	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	41,195
Level 3 - Significant Unobservable Inputs	—

Total	$41,195

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2010	$17,299,132	$125,341,550	$35,271,080	$5,944,974	$8,732,050	$192,588,786
Accrued Discounts (Premiums)	(146,549)	277,586	(1,450,954)	(1,767,427)	(14,406)	(3,101,750)
Realized Gain (Loss)	(2,298,507)	(804,178)	(413,772)	3,378	72,668	(3,440,411)
Change in Unrealized Appreciation (Depreciation)	2,375,482	(655,893)	3,426,705	(66,132)	(266,787)	4,813,375
Net Purchases (Sales)	(1,312,732)	(6,131,522)	7,893,767	(118,851)	(1,256,113)	(925,451)
Transfers into Level 3	5,128,304	—	—	—	303,000	5,431,304
Transfers out of Level 3	—	—	—	(34,063)	—	(34,063)

Balance as of August 31, 2011	$21,045,130	$118,027,543	$44,726,826	$3,961,879	$7,570,412	$195,331,790

Change in unrealized gains or losses relating to assets still held at reporting date:	$459,551	$(2,971,729)	$2,240,611	$(66,977)	$(185,315)	$(523,859)

*	Other financial instruments include futures contracts, which are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at August 31, 2011 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$113,782,359	$4,624,583	$(24,311,065)	$(19,686,482)
Helios Total Return Fund, Inc.	290,846,145	13,022,441	(43,099,284)	(30,076,843)

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At August 31, 2011, the Funds had the following reverse repurchase agreements outstanding:

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$736,000	BNP Paribas, 0.35%, dated 08/11/11, maturity date 09/12/11	$736,222
1,232,000	Credit Suisse, 0.26%, dated 07/13/11, maturity date 10/13/11	1,232,819
1,071,000	Credit Suisse, 1.50%, dated 07/13/11, maturity date 10/13/11	1,075,105
4,834,000	Credit Suisse, 1.50%, dated 07/19/11, maturity date 10/18/11	4,852,329
991,000	Credit Suisse, 1.50%, dated 08/16/11, maturity date 10/13/11	993,395
844,600	Credit Suisse, 1.75%, dated 08/15/11, maturity date 11/14/11	848,336
800,779	Credit Suisse, 1.75%, dated 08/23/11, maturity date 09/06/11	801,324
796,500	Credit Suisse, 1.75%, dated 08/23/11, maturity date 11/22/11	800,023
10,354,000	Goldman Sachs, 0.26%, dated 07/08/11, maturity date 09/08/11	10,358,636
4,749,847	JP Morgan Chase, 1.25%, dated 07/19/11, maturity date 10/18/11	4,764,855
1,405,182	JP Morgan Chase, 1.29%, dated 08/15/11, maturity date 11/14/11	1,409,766
2,890,525	JP Morgan Chase, 1.61%, dated 08/15/11, maturity date 09/14/11	2,894,400

$30,705,433	Maturity Amount, Including Interest Payable	$30,767,210

	Market Value of Assets Sold Under Agreements	$36,088,233

	Weighted Average Interest Rate	0.99%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$206,850	Barclays, -0.25%, dated 08/19/11, maturity date 09/20/11	$206,804
3,165,907	Barclays, 1.00%, dated 08/19/11, maturity date 09/20/11	3,168,722
3,065,188	Barclays, 1.00%, dated 08/24/11, maturity date 09/23/11	3,067,742
3,733,600	Barclays, 1.29%, dated 08/15/11, maturity date 11/14/11	3,745,775
7,860,645	Barclays, 1.79%, dated 08/15/11, maturity date 11/14/11	7,896,246
6,458,000	Credit Suisse, 0.26%, dated 07/13/11, maturity date 10/13/11	6,462,291
13,483,000	Credit Suisse, 1.50%, dated 07/19/11, maturity date 10/18/11	13,534,123
1,295,600	Credit Suisse, 1.75%, dated 08/15/11, maturity date 11/14/11	1,301,331
598,927	Credit Suisse, 1.75%, dated 08/23/11, maturity date 09/06/11	599,335
729,019	Credit Suisse, 1.75%, dated 08/23/11, maturity date 11/22/11	732,244
8,390,000	Goldman Sachs, 0.26%, dated 07/08/11, maturity date 09/08/11	8,393,757
481,000	Goldman Sachs, 0.29%, dated 07/08/11, maturity date 09/08/11	481,240
1,286,210	JP Morgan Chase, 0.96%, dated 08/19/11, maturity date 09/20/11	1,287,311
23,515,132	JP Morgan Chase, 1.25%, dated 07/19/11, maturity date 10/18/11	23,589,433
8,209,172	JP Morgan Chase, 1.61%, dated 08/15/11, maturity date 09/14/11	8,220,175

$82,478,250	Maturity Amount, Including Interest Payable	$82,686,529

	Market Value of Assets Sold Under Agreements	$98,700,954

	Weighted Average Interest Rate	1.18%

The average daily balances of reverse repurchase agreements outstanding during the period ended August 31, 2011, was approximately $31,351,496 at a weighted average interest rate of 0.98% for Helios Strategic Mortgage Income Fund and approximately $84,783,968 at a weighted average interest rate of 1.19% for Helios Total Return Fund.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $31,946,895, which was 30.35% of total assets for Helios Strategic Mortgage Income Fund and $85,735,673, which was 29.70% of total assets for Helios Total Return Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of August 31, 2011, the following futures contracts were outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
$1,700,000	5 Year U.S. Treasury Note	December 2011	$2,082,235	$2,083,297	$(1,062)
2,700,000	10 Year U.S. Treasury Note	December 2011	3,486,586	3,483,844	2,742

$4,400,000			$5,568,821	$5,567,141	$1,680

Helios Total Return Fund, Inc.

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
$20,700,000	10 Year U.S. Treasury Note	December 2011	$26,733,727	$26,709,469	$24,258
2,900,000	30 Year U.S. Treasury Bond	December 2011	3,961,218	3,944,906	16,312

$23,600,000			$30,694,945	$30,654,375	$40,570

Long:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
$1,000,000	5 Year U.S. Treasury Note	December 2011	$1,224,844	$1,225,469	$625

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at August 31, 2011 were as follows:

Helios Strategic Mortgage Income Fund, Inc.

Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$2,000,000	$2,145,833

Helios Total Return Fund, Inc.

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$7,200,000	$7,725,000

Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933, as amended (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2011, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the valuation of investments and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.77%	09/10/45	04/06/06	$964,550	$49,962	0.08%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.83	04/10/49	05/24/07	1,654,873	36,300	0.06
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,049,898	283,571	0.44
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.91	06/11/40	09/22/10	427,623	508,717	0.79
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class C	5.91	06/11/40	09/22/10	482,455	504,261	0.78
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.91	06/11/40	09/22/10	299,111	320,229	0.50
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.63	01/15/46	02/27/06	996,545	33,700	0.05
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class J	6.01	12/10/49	12/17/10	93,626	103,925	0.16
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	444,678	2,052	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	141,148	1,413	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.59	02/15/39	03/07/06	2,178,334	478,773	0.74
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	2,994,443	20,790	0.03
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.96	06/20/35	10/03/07	372,436	10,838	0.02
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	524,307	26,820	0.04
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.00	06/15/49	06/28/07	1,839,273	37,657	0.06
Morgan Stanley Capital I, Inc. Series 2004-HQ4, Class G	5.48	04/14/40	03/01/06	983,094	533,700	0.83
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class B	5.52	03/15/44	01/07/11	471,651	395,600	0.61
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class C	5.56	03/15/44	01/07/11	257,265	212,800	0.33
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.31	09/10/37	09/09/05	1,808,179	63,286	0.10
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.71	09/10/36	09/23/04	689,759	327,980	0.51
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	6.96	06/10/35	12/22/04	463,337	309,324	0.48

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

Helios Strategic Mortgage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Resix Finance Limited Credit-Linked Notes Series 2004-B, Class B9	8.46%	02/10/36	05/21/04	$769,763	$354,091	0.55%
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.71	02/10/36	03/09/04	305,374	142,604	0.22
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,609,278	38,978	0.06
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class F	5.42	07/15/42	10/15/10	1,109,860	1,040,000	1.61

					$5,837,371	9.05%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48%	05/10/45	06/12/06	$299,360	$13,779	0.01%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.83	04/10/49	05/24/07	2,758,122	60,500	0.03
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,623,840	438,246	0.24
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.91	06/11/40	09/22/10- 03/03/11	2,797,211	2,454,683	1.35
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class C	5.91	06/11/40	09/22/10	1,387,525	1,450,239	0.80
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.91	06/11/40	09/22/10	851,315	911,421	0.50
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	6.16	09/11/42	10/11/07	227,619	112,576	0.06
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.63	01/15/46	02/27/06	996,545	33,700	0.02
Commercial Mortgage Pass Through Certificates Series 2001-J2A, Class EIO	3.94	07/16/34	09/26/01	1,643,170	1,799,030	0.99
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class J	4.65	11/15/37	12/16/04	933,554	301,270	0.17
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	592,905	2,736	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	188,363	1,885	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.59	02/15/39	03/07/06	4,355,745	957,343	0.53
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	4,990,739	34,650	0.02
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	533,841	363,749	0.20
Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,198	42,269	0.02

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2011

Helios Total Return Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1, Class X1	1.91%	05/10/36	05/22/03	$1,361,815	$1,352,446	0.75%
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.96	06/20/35	10/03/07	622,282	18,109	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	1,048,615	53,640	0.03
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	6.00	06/15/49	06/28/07	488,699	12,773	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.00	06/15/49	06/28/07	919,147	18,819	0.01
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	5,156,216	4,937,427	2.73
LNR CDO V Limited Series 2007-1A, Class F	1.67	12/26/49	02/27/07	3,750,000	—	0.00
Morgan Stanley Capital I, Inc. Series 2006-T21, Class H	5.49	10/12/52	04/06/06	1,406,370	330,000	0.18
Morgan Stanley Capital I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	240,442	15,360	0.01
RESI Finance LP Series 2004-B, Class B5	1.76	02/10/36	05/21/04	2,195,981	1,185,830	0.65
Residential Funding Mortgage Securities I, Inc. Series 2003-S2, Class B1	5.75	02/25/33	10/25/07	152,752	89,681	0.05
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.31	09/10/37	09/09/05	3,616,357	126,572	0.07
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.71	09/10/36	09/23/04	1,034,638	491,971	0.27
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	5.96	12/10/35	11/19/03	1,072,306	534,115	0.30
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	6.96	06/10/35	12/22/04	931,307	618,647	0.34
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.71	02/10/36	03/09/04	534,405	249,556	0.14
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class IO1	1.73	11/15/34	10/30/02	851,608	810,403	0.45

					$19,823,425	10.94%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS TOTAL RETURN FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: October 21, 2011

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: October 21, 2011